27. Accounts Payable Related to Concessions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	R$ 584,163	R$ 554,954	R$ 565,542
Accounts payable related to concession, current	67,858	62,624
Accounts payable related to concession, noncurrent	R$ 516,305	492,330
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	(1) HPP Mauá
Company	Copel GeT
Grant	Jun. 29, 2007
Signature	Jul. 03, 2007
Closing	07.2042
Discount rate	5.65% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 16,709	16,384
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	(2) HPP Colider
Company	Copel GeT
Grant	Dec. 29, 2010
Signature	Jan. 17, 2011
Closing	01.2046
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 23,864	23,188
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	(3) HPP Baixo Iguaçu
Company	Copel GeT
Grant	Jul. 19, 2012
Signature	Aug. 20, 2012
Closing	01.2047
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 7,412	6,977
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	(4) SHP Cavernoso
Company	Copel GeT
Grant	Jul. 11, 2013
Signature	Jul. 11, 2013
Closing	07.2018
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 0	27
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	(5) HPP Apucaraninha
Company	Copel GeT
Grant	Jul. 11, 2013
Signature	Jul. 11, 2013
Closing	07.2018
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 0	185
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	(6) HPP Chaminé
Company	Copel GeT
Grant	Jul. 11, 2013
Signature	Jul. 11, 2013
Closing	07.2018
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 0	320
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	(7) HPP Derivação Rio Jordão
Company	Copel GeT
Grant	Jul. 11, 2013
Signature	Feb. 24, 2014
Closing	02.2019
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 47	313
Use of Public Property
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	(8) HPP Fundão e HPP Santa Clara
Company	Elejor
Grant	Oct. 23, 2001
Signature	Oct. 25, 2001
Closing	10.2036
Discount rate	11.00% p.y.
Annual adjustment	IGPM
Accounts payable related to concession	R$ 536,131	R$ 507,560